Interest Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying asset	4.28%	4.28%
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying asset			4.28%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying asset			5.76%